Investment Strategy	Jan. 28, 2026
State Farm Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund invests under normal circumstances at least 80% of its assets in equity securities that at the time of investment are expected to appreciate over the long-term. Equity securities include, among other things, common stocks, preferred stocks, and American Depositary Receipts. State Farm Investment Management Corp. (the “Adviser”), investment adviser to the Fund, has selected Northern Trust Investments, Inc. (“NTI” or “Sub-Adviser”) as sub-adviser to the Fund. NTI chooses equity securities for the Fund’s portfolio for their long-term potential to generate capital gains, but may also consider a stock’s long-term potential to generate income. Although there is no restriction on the size of the companies in which the Fund invests, ordinarily most of the Fund’s investments include but are not limited to large capitalization (unadjusted market cap of $22.7 billion or greater) and mid-capitalization (unadjusted market cap of $8.0 billion to $22.7 billion) equity securities, as defined by the S&P Dow Jones Indices at the time of investment. The S&P Dow Jones Indices market capitalizations noted above are as of December 31, 2025.

While the Fund seeks to maintain sector weights consistent within 3% to 5% of each sector’s weight in the S&P 500 Index, the Fund’s broad-based benchmark index, in making investment decisions on specific securities, the Sub-Adviser uses statistical modeling and research to look for companies with one or more of the following characteristics:

●	Strong profitability within their sector

●	Strong cash flows within their sector

●	Strong management efficiency

●	The ability to lower the volatility of the Fund

In assessing strong management efficiency (quality), NTI uses a proprietary quantitative ranking that is designed to provide exposure to quality characteristics. Beginning with a broad universe of liquid securities, NTI applies the proprietary quality score, which focuses on companies that are judicious users of capital and that do not exhibit excessive capital deployment. NTI then optimizes this narrower universe of securities for the appropriate quality and diversification goals. NTI also performs a risk management analysis in which risk exposures are measured and managed at the security, sector and portfolio levels.

In general, the Sub-Adviser employs a long-term ownership strategy, which emphasizes buying and holding securities as long-term investments. However, the Sub-Adviser may sell securities the Fund holds at any time and for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities (higher quality, higher yield and/or lower volatility). The Fund may use derivatives such as stock index futures to equitize cash and enhance portfolio liquidity. Accordingly, under normal market conditions, the Fund will limit its exposure to stock index futures to 5% of the value of the portfolio.

State Farm Balanced Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund invests in common stocks and bonds in varying proportions. State Farm Investment Management Corp. (the “Adviser”), investment adviser to the Fund has selected Northern Trust Investments, Inc. (“NTI” or the “Sub-Adviser”) as sub-adviser to the Fund.

Under normal market conditions, the Fund invests approximately 65% of its total assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of its total assets. The Sub-Adviser believes this allocation is appropriate for investors seeking the Fund’s balanced approach to equity and fixed income exposures. The Sub-Adviser chooses stocks for the Fund’s portfolio for their long-term potential to generate capital gains, but may also consider a stock’s long-term potential to generate income. Although there is no restriction on the size of companies in which the Fund may invest, ordinarily most of the Fund’s common stock investments include but are not limited to large capitalization (unadjusted market cap of $22.7 billion or greater) and mid-capitalization (unadjusted market cap of $8.0 billion to $22.7 billion) equity securities as defined by S&P Dow Jones Indices at the time of investment. The S&P Dow Jones Indices market capitalizations noted above are as of December 31, 2025.

While the Fund seeks to maintain equity sector weights within 3% to 5% of each sector’s weight in the S&P 500 Index, the Fund’s broad-based benchmark index, in making investment decisions on specific common stocks, the Sub-Adviser uses statistical modeling and research and looks for companies with one or more of the following characteristics:

●	Strong profitability within their sector

●	Strong cash flows within their sector

●	Strong management efficiency

●	The ability to lower the volatility of the Fund

In assessing strong management efficiency (quality), NTI uses a proprietary quantitative ranking that is designed to provide exposure to quality characteristics. Beginning with a broad universe of liquid securities, NTI applies the proprietary quality score, which focuses on companies that are judicious users of capital and that do not exhibit excessive capital deployment. NTI then optimizes the remaining universe of securities for the appropriate quality and diversification goals. NTI also performs a risk management analysis in which risk exposures are measured and managed at the security, sector and portfolio levels.

Under normal market conditions, the Fund invests approximately 35% and at least 25% of its total assets in a representative sample of fixed income securities in the Bloomberg Intermediate U.S. Government/Credit Bond Index (the “Bond Index”). The Fund will buy and sell fixed income securities with the goal of achieving an overall duration and total return similar to that of the Bond Index. The term “duration” means a measure of the sensitivity of market value to a change in interest rates. It is typically stated in years and represents the approximate percentage change in market value associated with a 100 basis point (1.00%) change in interest rates. As of December 31, 2025, the duration of the Bond Index was 3.73 years. The duration measurement pertains only to the fixed income portion of the Fund’s portfolio.

The Fund’s investments in fixed income securities are passively managed. The Sub-Adviser attempts to replicate the investment composition and performance of the Bond Index by using computer programs and statistical procedures.

In general, the Sub-Adviser employs a long-term ownership strategy, which emphasizes buying and holding securities as long-term investments. However, the Sub-Adviser may sell securities the Fund holds at any time and for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities (higher quality, higher yield and/or lower volatility). The Fund may use derivatives such as stock index futures to equitize cash and enhance portfolio liquidity. Accordingly, under normal market conditions, the Fund will limit its exposure to stock index futures to 5% of the value of the portfolio.

State Farm Interim Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest substantially all its net assets in a representative sample of the U.S. Treasury obligations included in the Bloomberg 1-5 Year U.S. Treasury Index (the “Index”). The Index is an unmanaged index that includes a range of U.S. Treasury obligations and is considered representative of short to intermediate term U.S. Treasury bond performance overall. State Farm Investment Management Corp. (the “Adviser”), investment adviser to the Fund has selected Northern Trust Investments, Inc. (“NTI” or “Sub-Adviser”) as sub-adviser to the Fund. The Fund is passively managed. The Sub-Adviser tries to replicate the investment composition and performance of the Index using computer programs and statistical procedures. The Fund will buy and sell securities with the goal of achieving an overall duration and total return for the Fund similar to that of the Index. The term “duration” means a measure of the sensitivity of market value to a change in interest rates. It is typically stated in years and represents the approximate percentage change in market value associated with a 100 basis point (1.00%) change in interest rates. As of December 31, 2025, the duration of the Index was approximately 2.60 years.

Under normal market conditions, the Index is rebalanced monthly. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Index may be delayed. The Fund is passively managed which means it tries to track the investment composition and performance of the Index using computer programs and statistical procedures. Because the Fund will have fees and transaction expenses (while the Index has none), returns are likely to be below those of the Index.

State Farm Municipal Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax. State Farm Investment Management Corp. (the “Adviser”), investment adviser to the Fund, has selected Northern Trust Investments, Inc. (“NTI” or “Sub-Adviser”) as sub-adviser to the Fund. The Sub-Adviser will invest the Fund’s assets primarily in a diversified selection of municipal bonds (for example, general obligation bonds of a state or bonds financing a specific project) with maturities of one to 17 years, although from time to time the Sub-Adviser may purchase issues with longer maturities. A majority of the Fund’s investments are in issues with maturities longer than five years. Dividends from the Fund largely will be exempt from federal income tax and, at the present time, the Fund does not intend to purchase municipal obligations that are subject to federal alternative minimum tax unless these bonds provide greater potential for return on an after-tax basis than other alternatives.

The Fund may temporarily invest up to 20% of its total assets under normal circumstances in certain short-term taxable securities issued by or on behalf of municipal or corporate issuers, obligations of the United States Government and its agencies or instrumentalities, commercial paper, bank certificates of deposit, and any such items subject to short-term repurchase agreements.

The Fund normally invests at least 70% of its total assets in municipal bonds rated A or better by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”), money market securities and cash, meaning that up to 30% of the Fund’s total assets may be invested in medium and lower-quality bonds.

The Sub-Adviser frequently will hold individual municipal bonds within the Fund for a long period of time, possibly until the bond matures or until it is called. The Sub-Adviser may sell individual securities for several reasons including: fundamental deterioration of municipality prospects, liquidity needs or other portfolio management considerations, tax considerations, or better alternatives exist.